Subsequent Event (Details) - USD ($)		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended
	Oct. 07, 2017	Oct. 31, 2017	Sep. 30, 2017	Jul. 25, 2017	Sep. 30, 2017
Subsequent Event (Details) [Line Items]
Partners Capital Account, Units Sold, Price Per Unit				$ 19.00
Partners' Capital Account, Units, Sale of Units					2,570,525
Proceeds from Issuance of Common Limited Partners Units					$ 48,800,000
Distribution Made to Limited Partner, Cash Distributions Paid			$ 500,000		$ 477,744
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.249316		$ 0.249316
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Partners Capital Account, Units Sold, Price Per Unit	$ 20.00	$ 19.00
Partners' Capital Account, Units, Sale of Units		2,631,579
Distribution Made to Limited Partner, Cash Distributions Paid		$ 300,000
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.107397
Subsequent Event [Member] | Best-Efforts Offering [Member]
Subsequent Event (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units		200,000
Proceeds from Issuance of Common Limited Partners Units		$ 4,600,000
Proceeds, Net of Selling Commissions and Marketing Expenses, from Issuance of Common Limited Partners Units		$ 4,400,000